Investments - Analysis of continual unrealized loss position (Details) - Excluding Life Funds Withheld Assets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total fixed maturities and short-term investments AFS
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	$ 3,555,794	$ 12,953,757	$ 2,896,210
Less than 12 months - gross unrealized losses	(81,512)	(194,216)	(61,772)
Equal to or greater than 12 months - fair value	1,540,883	1,463,517	2,745,705
Equal to or greater than 12 months - gross unrealized losses	(111,526)	(130,606)	(125,574)
U.S. Government and Government - Related/Supported
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	465,423	3,762,869	251,091
Less than 12 months - gross unrealized losses	(4,923)	(29,339)	(1,196)
Equal to or greater than 12 months - fair value	96,406	89,113	342,890
Equal to or greater than 12 months - gross unrealized losses	(2,984)	(5,044)	(5,603)
RMBS - Agency
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	151,135	1,065,055	134,535
Less than 12 months - gross unrealized losses	(1,128)	(10,046)	(220)
Equal to or greater than 12 months - fair value	327,657	221,211	512,652
Equal to or greater than 12 months - gross unrealized losses	(3,963)	(7,515)	(10,563)
RMBS - Non-Agency
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	35,930	19,614	45,378
Less than 12 months - gross unrealized losses	(1,867)	(1,104)	(1,358)
Equal to or greater than 12 months - fair value	175,881	180,146	202,700
Equal to or greater than 12 months - gross unrealized losses	(18,980)	(15,876)	(16,797)
Commercial mortgage-backed securities
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	31,661	118,605	78,356
Less than 12 months - gross unrealized losses	(255)	(1,561)	(385)
Equal to or greater than 12 months - fair value	55,310	78,651	169,065
Equal to or greater than 12 months - gross unrealized losses	(2,470)	(2,769)	(4,877)
Collateralized debt obligations
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	12,368	12,311	249,803
Less than 12 months - gross unrealized losses	(509)	(516)	(2,666)
Equal to or greater than 12 months - fair value	9,359	20,096	414,516
Equal to or greater than 12 months - gross unrealized losses	(3,609)	(8,757)	(24,503)
Other asset-backed securities
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	282,395	572,671	143,044
Less than 12 months - gross unrealized losses	(2,113)	(5,252)	(2,813)
Equal to or greater than 12 months - fair value	60,638	57,563	57,544
Equal to or greater than 12 months - gross unrealized losses	(8,791)	(8,268)	(3,232)
US States and political subdivisions of the States
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	91,846	565,055	32,187
Less than 12 months - gross unrealized losses	(379)	(6,609)	(210)
Equal to or greater than 12 months - fair value	15,528	12,259	63,695
Equal to or greater than 12 months - gross unrealized losses	(414)	(765)	(994)
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	965,976	1,921,286	624,346
Less than 12 months - gross unrealized losses	(22,116)	(53,440)	(19,043)
Equal to or greater than 12 months - fair value	370,747	474,929	558,422
Equal to or greater than 12 months - gross unrealized losses	(35,912)	(46,714)	(43,251)
Equity securities
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	365,368	356,742	191,193
Less than 12 months - gross unrealized losses	(46,653)	(45,153)	(26,230)
Equal to or greater than 12 months - fair value	0	0	0
Equal to or greater than 12 months - gross unrealized losses	0	0	0
Financial Services Sector | Corporate
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	588,595	1,641,021	387,619
Less than 12 months - gross unrealized losses	(18,228)	(13,280)	(5,858)
Equal to or greater than 12 months - fair value	141,508	102,022	105,155
Equal to or greater than 12 months - gross unrealized losses	(9,330)	(10,192)	(7,097)
Non-Financial Services Sector | Corporate
Fixed maturities and short-term investments - AFS:
Less than 12 months - fair value	930,465	3,275,270	949,851
Less than 12 months - gross unrealized losses	(29,994)	(73,069)	(28,023)
Equal to or greater than 12 months - fair value	287,849	227,527	319,066
Equal to or greater than 12 months - gross unrealized losses	$ (25,073)	$ (24,706)	$ (8,657)